General and Administrative Expenses	12 Months Ended
Mar. 31, 2020
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General and Administrative Expenses
33	GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Personnel expenses	¥787,880	¥803,821	¥864,396
Depreciation and amortization (1)	258,516	168,564	171,043
Rent and lease expenses (1)	—	112,660	117,400
Building and maintenance expenses	8,864	10,254	11,167
Supplies expenses	15,506	16,252	16,902
Communication expenses	34,213	35,030	38,171
Publicity and advertising expenses	73,483	63,669	80,464
Taxes and dues	84,364	82,792	83,976
Outsourcing expenses	109,100	100,495	96,733
Office equipment expenses	51,283	47,139	54,708
Others	273,177	239,137	240,223

Total general and administrative expenses	¥1,696,386	¥1,679,813	¥1,775,183

(1)
On April 1, 2019, the Group adopted IFRS 16 retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 16. IFRS 16 requires a lessee to recognize a right of use asset and its depreciation and amortization over the lease term, instead of rent and lease expenses. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”